Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 12- LEASES:

The Company has lease contracts for motor vehicles used in its operations. Leases of motor vehicles have lease terms of 3 years.

The following is a summary of weighted average remaining lease terms and discount rate for all of the Company’s operating leases:

	December 31, 2022	December 31, 2021
weighted average remaining lease term (years)	1.42	2.42
weighted average discount rate	13%	13%

The components of lease expense and supplemental cash flow information related to leases for the year ended December 31, 2022 and 2021 were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Components of lease expense:
Operating lease cost	$54	$55

	Year ended December 31, 2022	Year ended December 31, 2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$54	$55

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$-	$120

Maturities of lease liabilities as of December 31, 2022 were as follows:

2023	$54
2024	$18
Total operating lease payments	$72
Less: imputed interest	$(10)
Present value of lease liability	$62